Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	GRAM
Entity Registrant Name	Grana & Montero S.A.A.
Entity Central Index Key	0001572621
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	660,053,790
Entity Accounting Standard	IFRS